PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
PERSONNEL EXPENSES
Schedule of personnel expenses

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Salaries, wages and other benefits	78,542	91,560	90,395
Contributions to retirement schemes (Note 37)	8,983	11,932	13,190
	87,525	103,492	103,585